Commitments and Contingencies - outstanding non-cancelable purchase obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies
2022	$ 1,451
2023	1,202
2024	1,414
2025	1,676
2026	1,976
Total	$ 7,719